Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Beginning of year	$ (314,829)	$ (366,554)
Exchange differences	6,467	(160,927)
Changes of fair value valuation for farmlands	(22,476)	144,971	$ (62,988)
Acquisition of subsidiary (Note 21)	(386,344)	0
Disposal of farmland	0	2,265
Tax credit relating to cash flow hedge	0	(7,092)	(8,498)
Income tax benefit	9,249	71,350	(83,243)
Others	3,021	1,158
End of year	(704,912)	(314,829)	(366,554)
Gains (losses) before income tax of cash flow hedge	0	601	7,319
Reclassification from equity to income statement	$ 0	$ 26,997	$ 49,737